Cash flow information (Details) - EUR (€) € in Thousands		6 Months Ended
	Feb. 02, 2024	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Information [Abstract]
PROFIT/(LOSS) FOR THE PERIOD		€ 33,976	€ (35,046)
Gain from sale of Priority Review Voucher, net	€ (90,800)	(90,833)	0
Adjustments for non-cash transactions:
Depreciation and amortization		9,496	8,557
Write-off / impairment fixed assets/intangibles		0	(1,888)
Share-based compensation expense		3,770	2,192
Income tax expense/(income)		(158)	(3,778)
(Profit)/loss from disposal of property, plant, equipment and intangible assets		(48)	41
Provision for employer contribution costs on share-based compensation plans		(1,442)	(440)
Other non-cash (income)/expense		1,161	(294)
Interest income		(787)	(504)
Interest expense		11,981	8,879
Adjustments for non-cash transactions		23,973	12,764
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and consolidation):
Other non-current assets		(558)	365
Long term refund liabilities		93	(16)
Other non-current liabilities and provisions		(652)	(70)
Changes in non-current operating assets and liabilities		(1,117)	279
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
Inventory		(3,331)	1,724
Trade and other receivables		3,745	2,872
Contract liabilities		(560)	2,346
Refund liabilities		(16,749)	(57,448)
Trade and other payables and provisions		(14,258)	7,720
Changes in working capital		(31,153)	(42,787)
Cash generated/(used) in operations		€ (65,154)	€ (64,789)